Schedule of investments
Macquarie Science and Technology Fund
December 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.35%♦
Communication Services — 14.26%
Meta Platforms Class A	978,669	$ 573,020,486
Netflix †	168,463	150,154,441
Take-Two Interactive Software †	555,748	102,302,092
		825,477,019
Consumer Discretionary — 12.02%
Amazon.com †	1,484,827	325,756,196
DraftKings Class A †	2,128,622	79,184,738
MercadoLibre †	59,842	101,757,731
SharkNinja †	1,046,381	101,875,654
Tesla †	215,518	87,034,789
		695,609,108
Healthcare — 3.88%
Boston Scientific †	1,002,626	89,554,554
Intuitive Surgical †	258,529	134,941,797
		224,496,351
Industrials — 3.37%
Copart †	1,168,540	67,062,510
Uber Technologies †	2,124,715	128,162,809
		195,225,319
Information Technology — 64.82%
Advanced Micro Devices †	716,673	86,566,932
Analog Devices	282,728	60,068,391
Apple	647,578	162,166,483
Arista Networks †	1,079,208	119,284,860
ASML Holding	168,764	116,966,953
Autodesk †	365,285	107,967,287
Broadcom	1,618,381	375,205,451
Cadence Design Systems †	658,242	197,775,391
CDW	461,341	80,291,788
Dell Technologies Class C	511,907	58,992,163
HubSpot †	83,999	58,527,983
Lam Research	1,590,226	114,862,024
Micron Technology	1,347,653	113,418,477
Microsoft	986,932	415,991,838
Monday.com †	222,042	52,277,568
NVIDIA	2,258,299	303,266,973
SAP ADR	957,526	235,752,476
Seagate Technology Holdings	3,254,993	280,938,446
Shopify Class A †	936,269	99,553,483
Snowflake Class A †	342,535	52,890,829
Taiwan Semiconductor Manufacturing ADR	1,255,002	247,850,345
	Number of shares	Value (US $)
Common Stocks♦ (continued)
Information Technology (continued)
Western Digital †	1,862,264	$ 111,046,802
Zebra Technologies Class A †	776,740	299,992,523
		3,751,655,466
Total Common Stocks (cost $3,255,462,928)		5,692,463,263

Short-Term Investments — 1.78%
Money Market Mutual Funds — 1.78%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.37%)	25,679,042	25,679,042
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.38%)	25,679,041	25,679,041
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.46%)	25,679,041	25,679,041
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.43%)	25,679,042	25,679,042
Total Short-Term Investments (cost $102,716,166)		102,716,166

Total Value of Securities—100.13% (cost $3,358,179,094)		5,795,179,429
Liabilities Net of Receivables and Other Assets—(0.13%)		(7,310,611)
Net Assets Applicable to 105,679,085 Shares Outstanding—100.00%		$5,787,868,818
♦	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- IV008 [1224] 0225 (4220490)    1